Note 9 - Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006
Non-employee Share-based Compensation [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0
Incentive Stock Options (ISO's) [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent					110.00%
2006 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 95,344
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,722,529
Allocated Share-based Compensation Expense		$ 67,905	$ 101,191	$ 143,435
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 73 days
Third Party Consulting Services [Member]
Allocated Share-based Compensation Expense		$ 0	100,000	20,500
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense	$ 39,711	0	39,712	238,168
Warrant Exercise Fee [Member]
General and Administrative Expense			238,200
General and Administrative Expense		$ 1,429,731	$ 1,807,605	$ 1,792,160